Restatement of Previously Issued Consolidated Financial Statements - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum Net Tangible Assets	$ 5,000,001	$ 5,000,001	$ 5,000,001
Assets	346,145,481	346,145,481	394,359
Liabilities	26,557,185	26,557,185	$ 369,379
Operating Income (Loss)	(1,534,290)	(2,956,551)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets	0	0
Liabilities	$ 0	0
Operating Income (Loss)		$ 0
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00
Minimum Net Tangible Assets	$ 5,000,001	$ 5,000,001